INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 40,059,536		$ 51,341,667
Acquisition costs of operating limited partnerships	5,485,105		7,056,310
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(109,387)		(111,389)
Cumulative impairment loss in investment in operating limited partnerships	(7,980,878)		(12,876,562)
Cumulative losses from operating limited partnerships	(37,417,921)		(45,373,571)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A)	(251,774)		(257,860)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(731,033)		(921,085)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	661,736		883,274
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(32,676,601)		(35,033,727)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	293,057		300,838
Cumulative impairment loss in investment in operating limited partnerships	7,980,878		12,876,562
Other	147,238		267,534
Equity per operating limited partnerships' combined financial statements	(24,576,499)	(24,576,499)	(21,884,464)	(21,884,462)
Series Fifteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	7,416,274		7,581,708
Acquisition costs of operating limited partnerships	1,051,848		1,075,998
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(4,207)		(4,207)
Cumulative impairment loss in investment in operating limited partnerships	(767,819)		(764,836)
Cumulative losses from operating limited partnerships	(7,696,096)		(7,888,663)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(180,526)		(180,526)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	99,993		111,396
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,704,240)		(7,552,909)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	86,996		86,996
Cumulative impairment loss in investment in operating limited partnerships	767,819		764,836
Other	(31,217)		(29,476)
Equity per operating limited partnerships' combined financial statements	(6,975,421)	(6,975,421)	(6,813,929)	(6,813,927)
Series Sixteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	9,989,000		12,074,291
Acquisition costs of operating limited partnerships	1,307,682		1,583,249
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(18,795)		(20,268)
Cumulative impairment loss in investment in operating limited partnerships	(1,489,694)		(2,512,421)
Cumulative losses from operating limited partnerships	(9,788,193)		(11,124,851)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A)	(93,920)		(93,920)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(121,307)		(121,307)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(9,746,456)		(9,782,878)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	116,307		123,421
Cumulative impairment loss in investment in operating limited partnerships	1,489,694		2,512,421
Other	410,145		429,517
Equity per operating limited partnerships' combined financial statements	(7,945,537)	(7,945,537)	(6,932,746)	(6,932,746)
Series Seventeen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	9,084,913		14,491,224
Acquisition costs of operating limited partnerships	1,336,534		2,117,487
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(28,354)		(28,883)
Cumulative impairment loss in investment in operating limited partnerships	(1,566,308)		(3,288,846)
Cumulative losses from operating limited partnerships	(8,826,785)		(13,290,982)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A)	(118,756)		(124,842)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(401,803)		(591,855)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	268,254		418,588
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,255,229)		(7,473,233)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,065		14,732
Cumulative impairment loss in investment in operating limited partnerships	1,566,308		3,288,846
Other	(24,227)		(22,278)
Equity per operating limited partnerships' combined financial statements	(3,951,388)	(3,951,388)	(4,490,042)	(4,490,042)
Series Eighteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	9,231,164		11,702,540
Acquisition costs of operating limited partnerships	1,189,539		1,514,128
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(54,267)		(54,267)
Cumulative impairment loss in investment in operating limited partnerships	(2,656,687)		(4,172,906)
Cumulative losses from operating limited partnerships	(7,673,294)		(8,953,040)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	274,653		309,042
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,299,282)		(6,478,163)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	75,689		75,689
Cumulative impairment loss in investment in operating limited partnerships	2,656,687		4,172,906
Other	(159,245)		(89,451)
Equity per operating limited partnerships' combined financial statements	(3,457,086)	(3,457,086)	(2,015,565)	(2,015,565)
Series Nineteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	4,338,185		5,491,904
Acquisition costs of operating limited partnerships	599,502		765,448
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,764)		(3,764)
Cumulative impairment loss in investment in operating limited partnerships	(1,500,370)		(2,137,553)
Cumulative losses from operating limited partnerships	(3,433,553)		(4,116,035)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 & 2012 (see note A)	(19,264)		(19,264)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(27,397)		(27,397)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	18,836		44,248
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,671,394)		(3,746,544)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		0
Cumulative impairment loss in investment in operating limited partnerships	1,500,370		2,137,553
Other	(48,218)		(20,778)
Equity per operating limited partnerships' combined financial statements	$ (2,247,067)	$ (2,247,067)	$ (1,632,182)	$ (1,632,182)